Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 329
Available-for-sale financial assets		€ 564
Financial assets at fair value through profit or loss:
Other	1,516	1,445
Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	329
Available-for-sale financial assets		564
Financial assets at fair value through profit or loss:
Derivatives	276	173
Other	364	139
Derivatives	(542)	(534)
Contingent consideration	(142)	(445)
Fair value [member] | Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	160
Available-for-sale financial assets		215
Financial assets at fair value through profit or loss:
Other	145	137
Fair value [member] | Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	5
Available-for-sale financial assets		7
Financial assets at fair value through profit or loss:
Derivatives	276	173
Derivatives	(542)	(534)
Fair value [member] | Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	164
Available-for-sale financial assets		342
Financial assets at fair value through profit or loss:
Other	219	2
Contingent consideration	€ (142)	€ (445)